FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	$ 11,531	$ 27,178
Foreign currency derivative contracts	902	(952)
Total financial net assets	12,433	26,226
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	0	0
Foreign currency derivative contracts	0	0
Total financial net assets	0	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	11,531	27,178
Foreign currency derivative contracts	902	(952)
Total financial net assets	12,433	26,226
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	0	0
Foreign currency derivative contracts	0	0
Total financial net assets	$ 0	$ 0